Cash and cash equivalents - Schedule of of cash and cash equivalents by currency denomination and jurisdiction (Detail) ¥ in Thousands, $ in Thousands, $ in Thousands	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2022 SGD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2021 SGD ($)
Cash and Cash Equivalents [Line Items]
Cash and Cash Equivalents, at Carrying Value	¥ 712,231	$ 103,264		¥ 502,420
China | RMB
Cash and Cash Equivalents [Line Items]
Cash and Cash Equivalents, at Carrying Value | ¥	611,266			402,420
China | USD
Cash and Cash Equivalents [Line Items]
Cash and Cash Equivalents, at Carrying Value		656			$ 0
Overseas | RMB
Cash and Cash Equivalents [Line Items]
Cash and Cash Equivalents, at Carrying Value | ¥	¥ 95,051			¥ 100,000
Overseas | USD
Cash and Cash Equivalents [Line Items]
Cash and Cash Equivalents, at Carrying Value		$ 79			$ 0
Overseas | SGD
Cash and Cash Equivalents [Line Items]
Cash and Cash Equivalents, at Carrying Value			$ 5,179			$ 0